Commitments and Contingencies - Purchase Commitment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Purchase Commitment
Research and development expense	$ 10,712	$ 17,385
Unpaid recorded expenses included in accounts payable	17,814	19,017
Research and development agreement with Samsung
Purchase Commitment
Outstanding purchase commitments	0	500
Total fee amount	21,100
Fee amount to be paid over development milestones	11,700
Additional NRE to be paid as fee amount	$ 9,400
Period for payment of additional NRE	4 years
Research and development expense	$ 400	7,100
Unpaid recorded expenses included in accounts payable	15,800	$ 15,400
Aggregated unpaid amount	$ 17,100